NEW STANDARDS AND INTERPRETATIONS	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
NEW STANDARDS AND INTERPRETATIONS	NEW STANDARDS AND INTERPRETATIONS
4.1    Recently applied accounting pronouncements
Our Company has applied the following amendments for the first time for its annual reporting period commencing January 1, 2023:
Definition of accounting estimate - Amendments to IAS 8
Disclosure of accounting policies - Amendments to IAS 1 and IFRS Practice Statement 2
Deferred tax related to assets and liabilities arising from a single transaction - Amendment to IAS 12
4.1    Recently applied accounting pronouncements (continued)
The amendments listed above had no impact on the consolidated financial statements of our Company in prior periods and are not expected to significantly affect the current or future periods.
4.2    New accounting pronouncements not effective
The standards and interpretations that are issued, but not yet effective, up to the date of issuance of our Company’s financial statements are disclosed below. Our Company intends to adopt these standards, if applicable, when they become effective.
Sales or contribution of assets between an investor and its associate or joint venture – Amendments to IFRS 10 and IAS 28
In September 2014, the IASB issued amendments to IFRS 10, Consolidated Financial Statements and IAS 28, Investments in Associates and Joint Ventures, entitled Sales or Contribution of Assets between an Investor and its Associate or Joint Ventures. These narrow scope amendments clarify, that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not), and a partial gain or loss is recognized when a transaction involves assets that do not constitute a business. On December 17, 2015, the IASB issued an amendment that postpones the application of the amendments to IFRS 10 and IAS 28 indefinitely.
Our Company does not expect the amendments to have an impact on its consolidated financial statements.
Classification of liabilities as current or non-current and non-current liabilities with covenant –Amendments to IAS 1
In January 2020 and October 2022, the IASB issued amendments to IAS 1 to specify to the requirements for classifying liabilities as current or non-current. The amendments clarify:
▶What is meant by a right to defer settlement
▶That a right to defer must exist at the end of the reporting period;
▶That classification is unaffected by likelihood that an entity will exercise its deferral right;
▶That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.
In addition, a requirement has been introduced to require disclosure when a liability arising from a loan agreement is classified as non-current and the entity's right to defer settlement is contingent on compliance with future covenants within twelve months. The disclosures include:
▶The carrying amount of the liability;
▶Information about the covenants;
▶Fact and circumstances, if any, that indicate that the entity may have difficulty complying with the covenants.
The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and are to be applied retrospectively. Earlier application is permitted. Our Company is based on the contractual arrangement in place at the reporting date for the classification, therefore, our Company does not expect the amendment to have an impact on its consolidated financial statements. Our Company will disclose the information required when the non-current liabilities are subject to future covenants.
4.2    New accounting pronouncements not effective (continued)
Supplier finance arrangements - Amendments to IAS 7 and IFRS 7

On May 25, 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments:
Disclosures to clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. The amendments will be effective for annual reporting periods beginning on or after January 1, 2024. Early adoption is permitted, but will need to be disclosed.

Our Company does not expect the amendments to have a material impact on its consolidated financial statements.